Restricted Investments - Disclosure of Restricted Investments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total restricted investments	$ 237.0	$ 203.0
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Total restricted investments	235.0	200.0
Investments held by social trust funds
Disclosure of financial assets [line items]
Total restricted investments	$ 2.4	$ 2.8